N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRIAC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Prudential Retirement Security Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What
Are The Expenses Associated With The Empower Retirement Security Annuity?”
later in this prospectus.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.95%	3.05%
	Investment Options (Portfolio Fees and Expenses)	0.97%	1.16%
	Optional Benefits For An Additional Charge[2]	0.50%	0.60%
	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee. [2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost: $1,711	Highest Annual Cost: $3,840

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee, optional benefits and
portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity?” later in this prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.

Transaction Charges [Text Block]
Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What
Are The Expenses Associated With The Empower Retirement Security Annuity?”
later in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.95%	3.05%
	Investment Options (Portfolio Fees and Expenses)	0.97%	1.16%
	Optional Benefits For An Additional Charge[2]	0.50%	0.60%
	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee. [2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost: $1,711	Highest Annual Cost: $3,840

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee, optional benefits and
portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity?” later in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.05%
Base Contract (N-4) Footnotes [Text Block]	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.97%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.16%
Optional Benefits Minimum [Percent]	0.50%
Optional Benefits Maximum [Percent]	0.60%
Optional Benefits Footnotes [Text Block]	[2] The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,711	Highest Annual Cost: $3,840

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract fee and portfolio fees
and expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract fee, optional benefits and
portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity?” later in this prospectus.

Lowest Annual Cost [Dollars]	$ 1,711
Highest Annual Cost [Dollars]	$ 3,840
Risks [Table Text Block]
RISKS
Risk of Loss
The Contract is subject to the risk of loss. You could lose some or all of your
Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are
The Principal Risks Of Investing In The Contract?” later in this prospectus.

Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The
Contract?” later in this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Empower Annuity
Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to Section 2,
“What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Investment Restrictions [Text Block]	•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.•Empower Annuity Insurance Company reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.•The Sub-Account investing in the AST Academic Strategies Asset Allocation Portfolio is closed to new investors.For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity?” later in this prospectus.
Optional Benefit Restrictions [Text Block]	This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to later in this prospectus.
Tax Implications [Text Block]	You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1∕2, you also may be subject to a 10% additional tax.You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.For more information about tax implications, please refer to The Tax Considerations Associated With The Empower Retirement Security Annuity?” later in this prospectus.
Investment Professional Compensation [Text Block]	While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.For more information about compensation, please refer to Information” later in this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.For more information about exchanges, please refer to Tax Considerations Associated With The Empower Retirement Security Annuity?”later in this prospectus.
Item 4. Fee Table [Text Block]	FEE TABLEThe following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity?” later in this prospectus.
TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A2	3.5%
1Currently, we do not impose a transfer fee. As shown in the table, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.2Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity?”The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
	Base IncomeFlex Select Benefit		With Optional IncomeFlex Select Spousal Benefit
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Administrative Expenses	$0	$150	$0	$150
Base Contract Expenses[1,2]	0.95%	3.05%	0.95%	3.05%
Optional Benefit Expenses [1,3]	-	-	0.50%	0.60%
1Percentages noted above are percentages of daily net assets of the Contract Value.2Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.3The Optional Benefit is the Optional Spousal Benefit.The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolios Available Under the Contract” later in this prospectus.
ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.97%	1.16%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Exchange Fee, Footnotes [Text Block]	Currently, we do not impose a transfer fee. As shown in the table, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Annual Portfolio Company Expenses [Table Text Block]
ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.97%	1.16%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.97%
Portfolio Company Expenses Maximum [Percent]	1.16%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,965
Surrender Expense, 3 Years, Maximum [Dollars]	14,899
Surrender Expense, 5 Years, Maximum [Dollars]	24,842
Surrender Expense, 10 Years, Maximum [Dollars]	49,733
Annuitized Expense, 1 Year, Maximum [Dollars]	4,965
Annuitized Expense, 3 Years, Maximum [Dollars]	14,899
Annuitized Expense, 5 Years, Maximum [Dollars]	24,842
Annuitized Expense, 10 Years, Maximum [Dollars]	49,733
No Surrender Expense, 1 Year, Maximum [Dollars]	4,965
No Surrender Expense, 3 Years, Maximum [Dollars]	14,899
No Surrender Expense, 5 Years, Maximum [Dollars]	24,842
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 49,733
Item 5. Principal Risks [Table Text Block]	To exercise this cancellation right, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Empower Care Center at the address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding.SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.The IncomeFlex Select Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.You should know that:•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.•You generally cannot change the payment stream you chose once it has begun.•Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Item 10. Benefits Available (N-4) [Text Block]	SECTION 3: WHAT ARE THE BENEFITS AVAILABLE UNDER THE CONTRACT?BENEFITS AVAILABLE UNDER THE CONTRACTThe following table summarizes information about the benefits available under the Contract.
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.95%[1]	1.45%[1]
If your Contract
Value is reduced to
zero because of
excess withdrawals,
you will not receive
any further
payments.

Additionally, excess
withdrawals reduce
the amount of your
Annual Guaranteed
Withdrawal Amount
permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50%[1]	0.60%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
1Percentage of daily net assets of the Contract Value.2The Optional Benefit is the Optional Spousal Benefit.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.95%[1]	1.45%[1]
If your Contract
Value is reduced to
zero because of
excess withdrawals,
you will not receive
any further
payments.

Additionally, excess
withdrawals reduce
the amount of your
Annual Guaranteed
Withdrawal Amount
permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50%[1]	0.60%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

Name of Benefit [Text Block]	NAME OFBENEFITOptional Benefit[2]
Purpose of Benefit [Text Block]	PURPOSEDesigned to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.Optional
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	RESTRICTIONS/LIMITATIONSResults in a lesser Annual Guaranteed Withdrawal Amount.Once elected, the Spousal Benefit may not be revoked.Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	NAME OFBENEFITOptional Benefit[2]
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACTThe following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks long-term capital appreciation.	AST Academic Strategies Asset Allocation Portfolio* (The Sub-Account investing in this portfolio is closed to new investors) Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; Morgan Stanley Investment Management Inc.; PGIM Fixed Income**; PGIM Real Estate***; PGIM Quantitative Solutions LLC; Systematica Investments Limited, acting as general partner of Systematica Investments LP****; and Wellington Management Company LLP	1.11%	-13.45%	1.58%	3.64%
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Balanced Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP	0.88%	-16.26%	3.70%	6.31%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Capital Growth Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP	0.88%	-16.90%	4.80%	7.71%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Preservation Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP	0.89%	-15.62%	1.74%	3.90%
*This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.**PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.***PGIM Real Estate is a business unit of PGIM, Inc.****Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub-subadviser to the Portfolio pursuant to a sub-subadvisory agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP.
Prospectuses Available [Text Block]	The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks long-term capital appreciation.	AST Academic Strategies Asset Allocation Portfolio* (The Sub-Account investing in this portfolio is closed to new investors) Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; Morgan Stanley Investment Management Inc.; PGIM Fixed Income**; PGIM Real Estate***; PGIM Quantitative Solutions LLC; Systematica Investments Limited, acting as general partner of Systematica Investments LP****; and Wellington Management Company LLP	1.11%	-13.45%	1.58%	3.64%
PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Balanced Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP	0.88%	-16.26%	3.70%	6.31%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Capital Growth Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP	0.88%	-16.90%	4.80%	7.71%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Preservation Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP	0.89%	-15.62%	1.74%	3.90%

Portfolio Company Objective [Text Block]	PORTFOLIO TYPE/INVESTMENTOBJECTIVE
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
Prudential Retirement Security Annuity | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.For more information about the risks associated with the investment options, please refer to Contract?” later in this prospectus.
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.
Prudential Retirement Security Annuity | TheIncomeFlexSelectBenefitMember
Prospectus:
Principal Risk [Text Block]	The IncomeFlex Select Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.You should know that:•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
Prudential Retirement Security Annuity | AnnuitizationMember
Prospectus:
Principal Risk [Text Block]	Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.•You generally cannot change the payment stream you chose once it has begun.•Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.
Prudential Retirement Security Annuity | PossibleAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Prudential Retirement Security Annuity | RiskofLossoforReductionstoBenefitsMember
Prospectus:
Principal Risk [Text Block]	Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Prudential Retirement Security Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.For more information about the risk of loss, please refer to The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prudential Retirement Security Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Prudential Retirement Security Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.For more information about insurance company risks, please refer to “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.
Principal Risk [Text Block]	Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Prudential Retirement Security Annuity | ASTAcademicStrategiesAssetAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset AllocationSeeks long-term capital appreciation.
Portfolio Company Name [Text Block]	AST Academic Strategies Asset Allocation Portfolio* (The Sub-Account investing in this portfolio is closed to new investors)
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; Morgan Stanley Investment Management Inc.; PGIM Fixed Income**; PGIM Real Estate***; PGIM Quantitative Solutions LLC; Systematica Investments Limited, acting as general partner of Systematica Investments LP****; and Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.45%)
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Prudential Retirement Security Annuity | ASTBalancedAssetAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset AllocationSeeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Balanced Asset Allocation Portfolio*
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.26%)
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Prudential Retirement Security Annuity | ASTCapitalGrowthAssetAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset AllocationSeeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Capital Growth Asset Allocation Portfolio*
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.90%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Prudential Retirement Security Annuity | ASTPreservationAssetAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset AllocationSeeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Preservation Asset Allocation Portfolio*
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.90%
Prudential Retirement Security Annuity | ChargeForPremiumTaxMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity?”
Prudential Retirement Security Annuity | IncomeFlexSelectBenefitMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 150
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.05%
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Prudential Retirement Security Annuity | OptionalIncomeFlexSelectSpousalBenefitMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 150
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.05%
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Prudential Retirement Security Annuity | OptionalSpousalBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
Purpose of Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.45%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.95%
Optional Benefit [Flag]	true
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Brief Restrictions / Limitations [Text Block]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
Prudential Retirement Security Annuity | IncomeFlexTargetBenefitMember
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Name of Benefit [Text Block]	Death Benefit
Prudential Retirement Security Annuity | OptionalBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.